Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Schedule of defined benefit plan expense recognized in profit or loss
	December 31, 2019	December 31, 2018	December 31, 2017
Salaries	1,832,382	2,542,952	3,761,171
Pension costs	130,792	108,978	378,588
Other social benefits	217,448	188,138	277,468
Share based payments costs	226,601	27,730	354,851
Recruitment costs	—	—	125,731
Other personnel expenditures	(22,973)	(130,895)	(26,439)
Total employee benefits	2,384,250	2,736,903	4,871,370

Schedule of net defined benefit liability (asset)

Change in defined benefit obligation

	2019	2018
Defined benefit obligation at January 1	3,085,625	7,999,617
Service costs	138,580	90,162
Plan participants' contribution	107,618	144,287
Interest cost	27,335	50,845
Actuarial losses	(145,385)	(1,911,382)
Transfer-out amounts	(445,457)	(3,367,834)
Transfer-in amounts of new employees	28,861	79,930
Defined benefit obligation at December 31	3,087,947	3,085,625

Change in fair value of plan assets

	2019	2018
Fair value of plan assets at January 1	2,437,338	6,036,647
Interest income	22,198	36,304
Return on plan assets excluding interest income	73,375	(634,190)
Employer contributions	107,618	146,245
Plan participants' contributions	107,618	146,245
Transfer-out amounts	(445,457)	(3,367,834)
Transfer-in amounts of new employees	28,861	79,930
Administration expense	(4,051)	(6,009)
Fair value of plan assets at December 31	2,327,500	2,437,338

Net defined benefit liability recognized in the statement of financial position

	December 31, 2019	December 31, 2018
Present value of funded defined benefit obligation	3,087,947	3,085,625
Fair value of plan assets	(2,327,500)	(2,437,338)
Net defined benefit liability	760,447	648,287

Schedule of defined benefit plans

Defined Benefit Cost

	2019	2018	2017
Service cost	138,580	90,162	348,172
Net interest expense	5,137	14,541	12,994
Administration expense	4,051	6,009	17,422
Total defined costs for the year recognized in profit or loss	147,768	110,712	378,588

Remeasurement of the Defined Benefit Liability

	2019	2018	2017
Actuarial loss (gain) arising from changes in financial assumptions	360,541	(119,117)	(150,552)
Actuarial loss arising from experience adjustments	(215,156)	(1,792,265)	211,331
Actuarial gain arising from demographic assumptions	—	—	—
Return on plan assets excluding interest income	(73,375)	634,190	(332,759)
Total defined benefit cost for the year recognized in the other comprehensive loss	72,010	(1,277,192)	(271,980)

Assumptions

At December 31	2019	2018	2017
Discount rate	0.30%	0.95%	0.80%
Future salary increase	1.10%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G

Schedule of sensitivity analysis for actuarial assumptions
December 31,	2019	2018
Change in assumption	0.25% increase	0.25% increase
Discount rate	(148,884)	(138,606)
Salary increase	14,395	13,121
Pension indexation	74,976	65,943
Change in assumption	+ 1 year	+ 1 year
Life expectancy	73,484	60,369